CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
OPERATING ACTIVITIES:
Net loss attributable to Hero Technologies Inc.	$ (435,501)	$ (3,114,085)	$ (3,419,621)	$ (5,957,927)
Non-controlling interest in income (loss) of consolidated subsidiaries	(14,893)	(81,422)	(93,328)	0
Net loss attributable to Hero Technologies Inc.	(435,501)	(3,114,085)
Adjustments to reconcile net loss to net cash used in operating activities:
Discount amortization			30,413	60,932
Non-controlling interest in income (loss) of consolidated subsidiaries	(14,893)	(81,422)
Shares issued for services	247,630	299,295	373,145	5,317,100
Impairment of intangibles			5,881	60,700
Loss from conversion of debt to common stock	0	2,227,433	2,218,382	0
Interest expense	37,729	0
Depreciation expense	1,487	1,516	2,048	0
Change in operating assets and liabilities:
Prepaid expenses	4,344	(45,626)	(41,500)	(158,000)
Depreciation expense	1,486	1,516
Accounts payable and accrued liabilities	22,045	(111)	36,865	15,401
Accounts receivable	0	980	620	0
Inventory	0	5,531	72,686	0
Cash used in operating activities	(145,848)	(617,197)	(732,649)	(345,794)
INVESTING ACTIVITIES:
Inventory	0	(5,531)	(72,686)	0
Cash paid for fixed assets			0	(2,331)
Cash used in operating activities	(145,848)	(617,197)	(732,649)	(345,794)
Proceeds from sale of common stock	100,000	270,000	270,000	716,000
Cash provided by financing activities	100,000	270,000	470,000	716,000
Cash provided by (used in investing activities)			0	(2,331)
NET INCREASE (DECREASE) IN CASH	(45,848)	(347,197)
FINANCING ACTIVITIES:
CASH, BEGINNING OF YEAR	174,477	437,126	437,126	69,595
Borrowings on debt			200,000	0
CASH, END OF YEAR	128,629	89,929	174,477	437,126
Liabilities settled with common stock, related party, investments	0	2,287,833
Shares issued from stock payable	0	121,677	121,677	0
Cash provided by financing activities	$ 100,000	$ 270,000	470,000	716,000
Foreign currency translation adjustment			0	(344)
NET INCREASE (DECREASE) IN CASH			(262,649)	367,531
CASH, END OF YEAR			174,477	437,126
NON-CASH INVESTING ACTIVITIES
Acquisition of subsidiary			0	145,297
Preferred shares issued to management			0	1,000
Liabilities settled with common stock, related party, investments			2,296,884	223,988
Inducement of debt			$ 60,825	$ 0